Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Products	$ 16,382	$ 13,529	$ 7,457
Services	16,300	8,303	3,597
Projects	328	12,218	26,179
Total revenues	33,010	34,050	37,233
Cost of revenues:
Products	4,811	4,851	4,680
Services	5,022	1,190	487
Projects	84	2,825	5,321
Total cost of revenues	9,917	8,866	10,488
Gross profit	23,093	25,184	26,745
Operating expenses:
Research and development	18,578	15,503	10,562
Less - royalty-bearing participation	1,838	1,648	1,599
Research and development, net	16,740	13,855	8,963
Sales and marketing, net	10,514	11,426	10,996
General and administrative	3,674	3,391	4,191
Total operating expenses	30,928	28,672	24,150
Operating income (loss)	(7,835)	(3,488)	2,595
Financial income, net	1,172	1,136	389
Income (loss) before taxes on income	(6,663)	(2,352)	2,984
Taxes on income	(169)	(63)	(83)
Net income (loss)	$ (6,832)	$ (2,415)	$ 2,901
Basic net income (loss) per Ordinary Share	$ (0.50)	$ (0.18)	$ 0.24
Diluted net income (loss) per Ordinary Share	$ (0.50)	$ (0.18)	$ 0.23
Weighted average number of Ordinary Share used in computing basic net income (loss) per Ordinary Share	13,779,885	13,630,793	12,039,176
Weighted average number of Ordinary Share used in computing diluted net income (loss) per Ordinary Share	13,779,885	13,630,793	12,351,566